Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
SELECTED QUARTERLY FINANCIAL INFORMATION

27. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

Quarterly Financial Data

The following tables summarize the unaudited quarterly statements of operations for the Company for 2011 and 2010. Amounts have been restated to reflect discontinued operations in all periods presented and reflect all adjustments necessary in the opinion of management for a fair statement of the results for interim periods

	Quarter Ended 2011
	Mar 31	June 30	Sept 30	Dec 31(1)

	(in millions, except per share data)
Revenue	$4,156	$4,435	$4,307	$4,230
Gross margin	993	992	1,010	1,075
Income from continuing operations, net of tax (2)	490	436	203	405
Discontinued operations, net of tax	(7)	(9)	(28)	40
Net income	$483	$427	$175	$445
Net income (loss) attributable to The AES Corporation	$224	$174	$(131)	$(209)

Basic income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.30	$0.24	$(0.09)	$0.12
Discontinued operations attributable to
The AES Corporation, net of tax	(0.02)	(0.02)	(0.08)	(0.39)
Basic income (loss) per share attributable to
The AES Corporation	$0.28	$0.22	$(0.17)	$(0.27)

Diluted income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.30	$0.24	$(0.09)	$0.12
Discontinued operations attributable to
The AES Corporation, net of tax	(0.02)	(0.02)	(0.08)	(0.39)
Diluted income (loss) per share attributable to
The AES Corporation	$0.28	$0.22	$(0.17)	$(0.27)

	Quarter Ended 2010
	Mar 31	June 30	Sept 30	Dec 31

	(in millions, except per share data)
Revenue	$3,805	$3,803	$3,885	$4,192
Gross margin	943	976	944	1,008
Income from continuing operations, net of tax (3)	379	423	281	378
Discontinued operations, net of tax	23	6	116	(547)
Net income	$402	$429	$397	$(169)
Net income (loss) attributable to The AES Corporation	$187	$144	$114	$(436)

Basic income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.25	$0.19	$0.04	$0.15
Discontinued operations attributable to
The AES Corporation, net of tax	0.02	(0.01)	0.10	(0.70)
Basic income (loss) per share attributable to
The AES Corporation	$0.27	$0.18	$0.14	$(0.55)

Diluted income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.25	$0.19	$0.04	$0.15
Discontinued operations attributable to
The AES Corporation, net of tax	0.02	(0.01)	0.10	(0.70)
Diluted income (loss) per share attributable to
The AES Corporation	$0.27	$0.18	$0.14	$(0.55)

  DPL was acquired on November 28, 2011 and its results of operations have been included in AES' consolidated results of operations from the date of acquisition. See Note 23―Acquisitions and Dispositions for further information.
  Includes pretax impairment expense of $33 million, $147 million and $62 million, for the second, third and fourth quarters of 2011, respectively. See Note 20—Impairment Expense and Note 9—Goodwill and Other Intangible Assets for additional discussion on these impairment expenses.
  Includes pretax impairment expense of $315 million and $95 million, for the third and fourth quarters of 2010, respectively. See Note 20—Impairment Expense and Note 9—Goodwill and Other Intangible Assets for additional discussion on these impairment expenses.